Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The GE Aerospace Retirement Savings Plan (the “Plan”), formerly the GE Retirement Savings Plan, is a defined contribution plan sponsored by General Electric Company, operating as GE Aerospace (the “Company”).
The Plan is subject to applicable provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The assets of the Plan are held in and invested through the GE Aerospace Retirement Savings Trust (the “Trust”).
Fidelity Workplace Services, LLC is the Plan’s recordkeeper. The Plan Trustees have appointed Fidelity Management Trust Company (“FMTC”) as the directed Trustee of the Trust.
SSGA Funds Management, Inc. (“SSGA FM”), an affiliate of State Street Corporation (“SSC”) is the investment advisor to three of the Plan’s investment options. State Street Global Advisors Trust Company (“SSGA TC”, and together with SSGA FM, "SSGA"), also affiliated with SSC, is the investment advisor to one of the Plan’s investment options.
The General Electric Aerospace Retirement Savings Plan U.S. Equity Fund (the "RSP US Equity Fund") is a unitized separate account that allocates assets to underlying investment managers, as directed by the Benefit Plans Investment Committee ("BPIC") of the Company. This was newly offered in 2025, and as of December 31, 2025, the underlying investments include the State Street U.S. Core Equity Fund, a registered investment company managed by SSGA, and a collective fund managed by Arrowstreet Capital.
Mercer Trust Company LLC and its affiliate, Mercer Investments LLC (formerly, Mercer Investment Management, Inc.) are the manager and investment advisor, respectively, for the Mercer GE International Equity Fund.
BlackRock Institutional Trust Company, N.A. (“BlackRock”) is the investment advisor to six of the Plan’s investment options, which include passively managed funds in equity and fixed income classes (collectively referred to herein as the “Index Funds”). BlackRock is the manager to the Plan’s suite of ten Target Retirement Date Funds.
The description of the Plan is provided for general information purposes only. The complete terms of the Plan are provided in the GE Aerospace Retirement Savings Plan document (the “Plan Document”). Plan information including benefits, investment options, vesting provisions and effects of plan termination is also included in Plan handbooks and other material distributed to participants.
Employee Contributions and Investment Options
Eligible employees of the Company and participating affiliates may participate in the Plan by investing up to 30% of their eligible earnings in one or more of the offered investment options.
As of December 31, 2025, the Plan's investments include:
•Separate accounts: the General Electric Common Stock Fund (the “GE Stock Fund”), RSP US Equity Fund, and Target Retirement Date Funds (each a “TRD Fund” or collectively, "TRD Funds"). The separate accounts invest in corporate stocks, registered investment companies, and collective funds.
•Registered investment companies: the SSGA Income Fund (the “Income Fund”) and the SSGA Small-Cap Equity Fund (the "Small-Cap Fund”).
•Collective funds: various index funds, the State Street Custom Short-Term Interest Non-Lending Series Fund (the “ST Interest Fund”), the State Street Custom Government Reserves Non-Lending Series Fund
(the “Government Reserve Fund”), the Mercer GE International Equity Fund, and the Arrowstreet US Equity Collective Fund.
Collectively, these investments are referred to herein as the "Funds".
The GE Vernova Stock Fund was added to the Plan as a result of the spin-off of GE Vernova Inc., during 2024. Participants invested in the GE Stock Fund at the time of the spin-off automatically received units in the GE Vernova Stock Fund. The GE Vernova Stock Fund was fully liquidated in April 2025.
The Plan permits participants to invest compensation on which income taxes have and have not been paid (“after-tax” and “pre-tax”, respectively). The U.S. Internal Revenue Code (“IRC”) limits the amount of pre-tax contributions that can be made each year. In 2025, the pre-tax contributions limits were generally $23,500 for participants under age 50 and $31,000 for participants age 50 or older, with an enhanced catch-up limit of up to $34,750 for participants ages 60-63. The Plan also permits participants to make Roth contributions, which are combined with pre-tax contributions for purposes of these limits.
Participants may switch their investment balances (including rebalancing) up to 12 times each quarter. Restrictions on such switches include certain restrictions on a participant’s ability to engage in frequent trading in response to Securities and Exchange Commission requirements governing mutual funds.

Employer Contributions

The Plan generally provides for employer matching contributions of 50% of employees’ contributions of up to 8% of their earnings, that is, a 4% maximum matching contribution.
Certain eligible employees on salaried benefits (whose first day of work is on or after January 1, 2011) and certain eligible employees on production benefits (whose first day of work is on or after January 1, 2012) also receive a Company Retirement Contribution generally equal to 3% of their earnings, irrespective of any employee contributions. In addition, effective January 1, 2021, participants whose benefit under the GE Aerospace Pension Plan, formerly the GE Pension Plan, is frozen also receive the Company Retirement Contribution. The Company Retirement Contribution is credited annually (generally in the following January) for employees on salaried benefits, and each pay period for employees on production benefits. Those employees on production benefits may also be eligible for an Additional Company Retirement Contribution (“ACRC”) per year credited in the following January. For the 2025 plan year, the Company funded in January 2026 total Company Retirement Contributions of $96.2 million and ACRCs of $7.6 million. For the 2024 plan year, the Company funded in January 2025 total Company Retirement Contributions of $83.8 million and ACRCs of $2.9 million. Hereinafter, the Company Retirement Contribution and the ACRC shall be referred to collectively as “Company Retirement Contributions” (“CRCs”). The CRCs are in addition to the employer matching contribution. A participant who does not have a regular investment election on file will be electing to invest the CRCs in the TRD Fund consistent with the participant’s age.
Newly hired non-union employees who are eligible for CRCs and who have not made an affirmative election regarding the amount (if any) of their own savings are automatically enrolled as electing to contribute 8% of eligible pay as pre-tax contributions. This election entitles these employees to the maximum 4% matching contribution. A participant who does not have a regular investment election on file will be electing to invest these contributions in the TRD Fund consistent with the participant’s age. These elections can be changed at any time before or after the employee is automatically enrolled.
Newly hired union employees who are eligible for CRCs and who have not made an affirmative election regarding the amount (if any) of their own savings are automatically enrolled as electing to contribute 2% of eligible pay as pre-tax contributions. This election entitles these employees to a 1% matching contribution. A participant who does not have a regular investment election on file will be electing to invest these contributions in the TRD Fund consistent with the participant’s age. These elections can be changed at any time before or after the employee is automatically enrolled.
Rollovers from Other Qualifying Plans
Subject to Company approval, participants may elect to rollover amounts from other qualifying plans or arrangements in accordance with the IRC.
Withdrawals
Subject to certain limitations prescribed by the Plan and the IRC, terminated participants may elect retirement or other termination withdrawals in either lump sum or partial payments. Employed participants may make regular withdrawals and certain hardship withdrawals from their participant accounts (except with respect to amounts attributable to any CRCs). There are no restrictions on the number and dollar amount of partial termination withdrawals and regular withdrawals, and the Plan allows for age 59 ½ and disability withdrawal options.
Notes Receivable from Participants

The Plan permits participants, under certain circumstances, to borrow a minimum of $500 from their participant accounts (except with respect to amounts attributable to any CRCs or any non-vested matching contributions, which are not available for loans). Subject to certain IRC and Plan limits, a participant may not borrow more than the lesser of 50% of that participant’s available account value, as defined in the Plan Document, or $50,000, adjusted for prior loans. The term of any loan is up to 4.5 years unless the loan is used to acquire a principal residence for which a term of up to 15 years may be permissible. The interest rate applicable to participant loans is based on the monthly average of the composite yield on corporate bonds, published by Moody’s Investors Service. The interest rates for new loans are fixed for the term of the loan.
Loans are repaid with interest in equal payments over the term of the loan by payroll deductions, personal check, or other such methods as may be required. Participants may repay the entire principal amount with written notice and without penalty. Partial prepayments in amounts not less than the regular repayment amount are permissible without penalty and without re-amortization of the remaining principal amount. A participant may have no more than two outstanding loans from the Plan at any time (subject to limited exceptions resulting from a plan merger).
In the event of a loan default, the amount of the outstanding balance will be reported to the Internal Revenue Service ("IRS") in the year of the default as ordinary income.
Participant Accounts
Each participant’s account is credited with the participant’s contributions and CRCs (as applicable) and allocation of (a) employer matching contributions and (b) investment results. The benefit to which a participant is entitled is the value of the participant’s vested account.
The costs of overnight delivery requests are charged to participants and certain former employees are charged quarterly account recordkeeping fees. This is reflected under 'Administrative expenses' on the Statement of Changes in Net Assets.

Vesting

Participants are fully vested in their employee contributions, employer matching contributions and related investment results. Participants receiving CRCs and related earnings generally become vested in those amounts once the participant completes three years of service. This same three-year vesting requirement applies to employer matching contributions for employees on salaried benefits whose first day of work is on or after January 1, 2018.
Forfeitures
During 2025, forfeitures of approximately $5.9 million were used to reduce employer contributions in accordance with the terms of the Plan.
Plan Termination and Amendment
Although the Company has not expressed any intent to do so, it has the right under the Plan, to the extent permitted by law, to terminate the Plan in accordance with the provisions of ERISA. If the Plan is terminated, each participant’s interest will be payable in full according to the Plan's provisions. The Company also has the right under the Plan, to the extent permitted by law, to amend or replace the Plan for any reason.
Administrative and Investment Advisory Costs
Administrative costs of the Plan and certain investment advisory costs are generally borne by the Company. For certain registered investment companies, collective funds, and TRD Funds, investment advisors receive a management fee for providing investment advisory services. These management fees are reflected in interest and dividend income for the registered investment companies and in net appreciation (depreciation) in fair value of investments for the collective funds and TRD Funds on the statement of changes in net assets available for plan benefits.